Provisions for employees' benefits (Tables)	12 Months Ended
Dec. 31, 2024
Provisions for employees' benefits
Schedule of provision balances for employee benefits

	2024	2023
Post–employment benefits
Healthcare	11,449,945	11,234,939
Pension	2,788,326	4,013,542
Education	469,681	490,877
Bonds	349,933	424,199
Other plans	166,805	158,644
Termination benefits – Voluntary retirement plan	905,428	828,007
	16,130,118	17,150,208
Social benefits and salaries	1,206,242	1,109,363
Other employee benefits	39,851	13,142
	17,376,211	18,272,713
Current	3,368,547	3,059,204
Non–current	14,007,664	15,213,509
	17,376,211	18,272,713

Schedule of net defined benefit liability (asset)

	Pension and bonds		Other		Total
	2024	2023	2024	2023	2024	2023
Liabilities for employee benefits
Opening balance	16,411,708	12,840,148	12,749,767	9,465,024	29,161,475	22,305,172
Current service cost	34,132	20,583	174,415	94,448	208,547	115,031
Past service cost	—	—	216,993	107,231	216,993	107,231
Interest expense	1,163,282	1,152,125	928,339	866,111	2,091,621	2,018,236
Actuarial (gains) losses	(1,519,800)	3,560,843	(298,064)	2,891,216	(1,817,864)	6,452,059
Benefits paid	(1,232,066)	(1,140,003)	(742,485)	(673,280)	(1,974,551)	(1,813,283)
Foreign currency translation	(25,989)	(21,988)	662	(983)	(25,327)	(22,971)
Closing balance	14,831,267	16,411,708	13,029,627	12,749,767	27,860,894	29,161,475

Plan assets
Opening balance	11,973,967	10,367,472	37,300	31,338	12,011,267	10,398,810
Return on assets	848,103	928,278	1,861	1,709	849,964	929,987
Contributions to funds	—	—	163,629	149,168	163,629	149,168
Benefits paid	(1,182,824)	(1,085,236)	(167,621)	(150,228)	(1,350,445)	(1,235,464)
Actuarial gains	53,762	1,763,453	2,599	5,313	56,361	1,768,766
Closing balance	11,693,008	11,973,967	37,768	37,300	11,730,776	12,011,267
Net post–employment benefits liability	3,138,259	4,437,741	12,991,859	12,712,467	16,130,118	17,150,208

Schedule of movement of defined benefits plans recognized in results and other comprehensive income

	2024	2023	2022
Recognized in profit or loss
Interest expense	1,240,757	1,088,249	679,098
Current service cost	208,547	115,031	147,480
Past service cost	216,993	107,231	114,162
	1,666,297	1,310,511	940,740
Recognized in other comprehensive income
Pension and pension bonds	258,498	(2,664,204)	156,755
Healthcare	1,404,182	(1,714,227)	(1,429,423)
Other	18,911	(82,103)	18,154
	1,681,591	(4,460,534)	(1,254,514)
Deferred tax	(374,059)	1,726,261	586,260
	1,307,532	(2,734,273)	(668,254)

Schedule of fair value of plan assets

	2024	2023
Other local currency	3,189,859	3,298,496
Bonds of private entities	2,932,226	3,118,893
Other foreign currency	2,935,450	1,980,308
Bonds issued by the national government	1,930,500	2,262,378
Variable yield	230,634	1,027,891
Other public bonds	—	197,044
Bonds of foreign entities	512,107	126,257
	11,730,776	12,011,267

Schedule of fair value hierarchy of plan assets

	2024	2023

AAA	6,696,147	4,567,823
Nation	4,292,768	4,037,150
AA+	343,639	323,613
AA	124,386	155,628
F1+	45,233	64,624
BRC1+	32,022	15,506
BB+	—	407,183
BBB-	—	164,034
BBB+	—	24,796
BAA2	—	23,864
AA-	—	18,836
BAA1	—	16,728
A+	—	9,499
A	—	1,884
Other ratings	114,539	985,554
Rating not available	82,042	1,194,545
	11,730,776	12,011,267

Schedule of analysis of present value of defined benefit obligation that distinguishes nature, characteristics and risks

2024	Pension	Bonds	Health	Education	Others
Discount rate	6.85%-10.9%	8.75%	8.75%-11.2%	9.0%-11.0%	5.7%-11.6%
Salary growth rate	2.0%-3.0%	N/A	3.0%-4.0%	N/A	4.0-5.0%
Expected inflation rate	3.0%-4.0%	3.0%	3.0%	3.0%	3.0%
Pension growth rate	3.0%-3.3%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	13.5%	4.0%	N/A
Long–term rate	N/A	N/A	4.0%	4.0%	N/A

2023	Pension	Bonds	Health	Education	Others
Discount rate	7.5%-11.7%	7.25%	11%-12%	11%-12%	7.4% - 12%
Salary growth rate	3.5%-4.5%	N/A	3.5%-4.5%	N/A	3.5% - 4.61%
Expected inflation rate	3.0%-4.5%	3.00%	3.00%	3.00%	3.0% - 3.5%
Pension growth rate	3.0%-5.0%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	12.80%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

Schedule of maturity profile of defined benefit obligation

Period	Pension and bonds	Other benefits	Total
2025	1,368,320	776,852	2,145,172
2026	1,405,208	815,042	2,220,250
2027	1,404,292	857,552	2,261,844
2028	1,398,966	908,778	2,307,744
2029	1,406,550	950,006	2,356,556
2030yss	7,229,963	5,541,375	12,771,338

Schedule of sensitivity analysis for actuarial assumptions

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2024:

	Pension	Bonds	Health	Education	Other
Discount rate
–50 basis points	14,220,518	1,177,840	11,990,999	439,586	1,066,967
+50 basis points	12,827,176	1,129,211	10,575,117	409,005	1,033,436
Inflation rate
–50 basis points	12,765,201	1,130,601	N/A	N/A	926,263
+50 basis points	14,283,629	1,176,205	N/A	N/A	950,381
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	108,169
+50 basis points	N/A	N/A	N/A	N/A	115,426
Cost trend
–50 basis points	N/A	N/A	10,573,408	408,560	N/A
+50 basis points	N/A	N/A	11,988,936	439,908	N/A